Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Liabilities [Abstract]
Summary of Accounts Payable and Accrued Liabilities
Accrued liabilities consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Payroll and payroll related expenses	$2,247	$54
Accrued professional fees	2,545	900
Other accrued expenses	1,234	108

Accrued liabilities	$6,026	$1,062